ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 24 – ACCUMULATED OTHER COMPREHENSIVE LOSS

A summary of changes in accumulated other comprehensive loss (“AOCL”), net of tax during the years ended December 31 follows:

	Unrealized Losses on Available for Sale Securities	Disproportionate Tax Effects from Securities Available for Sale	Unrealized Losses on Cash Flow Hedges	Unrealized Losses on Settled Derivatives	Disproportionate Tax Effects from Cash Flow Hedges	Total
	(In thousands)
2015
Balances at beginning of period	$162	$(5,798)	$—	$—	$—	$(5,636)
Other comprehensive loss before reclassifications	(351)	—	—	—	—	(351)
Amounts reclassified from AOCL	(49)	—	—	—	—	(49)
Net current period other comprehensive loss	(400)	—	—	—	—	(400)
Balances at end of period	$(238)	$(5,798)	$—	$—	$—	$(6,036)
2014
Balances at beginning of period	$(3,200)	$(5,798)	$—	$(247)	$—	$(9,245)
Other comprehensive income before reclassifications	3,570	—	—	—	—	3,570
Amounts reclassified from AOCL	(208)	—	—	247	—	39
Net current period other comprehensive income	3,362	—	—	247	—	3,609
Balances at end of period	$162	$(5,798)	$—	$—	$—	$(5,636)
2013
Balances at beginning of period	$(516)	$(5,617)	$(739)	$—	$(1,186)	$(8,058)
Income tax	181	(181)	258	—	(258)	—
Balances at beginning of period, net of tax	(335)	(5,798)	(481)	—	(1,444)	(8,058)
Terminated cash flow hedge	—	—	370	(370)	—	—
Other comprehensive loss before reclassifications	(2,877)	—	(24)	—	—	(2,901)
Amounts reclassified from AOCL	12	—	135	123	1,444	1,714
Net current period other comprehensive income (loss)	(2,865)	—	111	123	1,444	(1,187)
Balances at end of period	$(3,200)	$(5,798)	$—	$(247)	$—	$(9,245)

The disproportionate tax effects from securities available for sale and cash flow hedges arose due to tax effects of other comprehensive income (“OCI”) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. During the second quarter of 2013, we terminated our last remaining cash flow hedge and cleared the disproportionate tax effects relating to cash flow hedges from accumulated other comprehensive loss (see note #13).

A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2015
Unrealized losses on securities available for sale
	$75	Net gains on securities
	—	Net impairment loss recognized in earnings
	75	Total reclassifications before tax
	26	Income tax expense (benefit)
	$49	Reclassifications, net of tax
2014
Unrealized losses on securities available for sale
	$329	Net gains on securities
	(9)	Net impairment loss recognized in earnings
	320	Total reclassifications before tax
	112	Income tax expense (benefit)
	$208	Reclassifications, net of tax
Unrealized losses on settled derivatives
	$(380)	Interest expense
	(133)	Income tax expense (benefit)
	$(247)	Reclassification, net of tax
	$(39)	Total reclassifications for the period, net of tax
2013
Unrealized losses on securities available for sale
	$7	Net gains on securities
	(26)	Net impairment loss recognized in earnings
	(19)	Total reclassifications before tax
	(7)	Income tax expense (benefit)
	$(12)	Reclassifications, net of tax
Unrealized losses on cash flow hedges
	$(208)	Interest expense
	(73)	Income tax expense (benefit)
	$(135)	Reclassification, net of tax
Unrealized losses on settled derivatives
	$(189)	Interest expense
	(66)	Income tax expense (benefit)
	$(123)	Reclassification, net of tax
Disproportionate tax effects from cash flow hedges
	$1,444	Income tax expense (benefit)
	$(1,714)	Total reclassifications for the period, net of tax